Sidley Austin LLP 787 Seventh Avenue New York, NY 10019 +1 212 839 5300 +1 212 839 5599 Fax AMERICA • ASIA PACIFIC • EUROPE	+1 212 839 8673 ngreene@sidley.com

December 29, 2023

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	First Eagle Real Estate Lending Fund – File Nos.: 333-[ ]; 811-[ ]

Ladies and Gentlemen:

First Eagle Real Estate Lending Fund (the “Registrant”) is filing via EDGAR with the Securities and Exchange Commission (the “Commission”), under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, (the “Investment Company Act”) its Registration Statement on Form N-2 (the “Registration Statement”). This Registration Statement constitutes the Fund’s initial registration statement under the Securities Act and its registration statement under the Investment Company Act.

This Registration Statement is being filed with the Commission in order to register the Registrant’s Class A-2 and Class I common shares, as described in the Registration Statement.

We would be pleased to provide you with any additional information you may require or with copies of any of the materials referred to above. We would appreciate any comments the Commission staff may have as soon as possible.

If you have any questions concerning the filing, please contact Andrew Friedman of this office at 212-839-8514.

Respectfully submitted,

/s/ Nathan J. Greene

Nathan J. Greene

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